Fair Value of Financial Instruments and Risk Management - Schedule of Derivative Offset Netting (Details) - Energy contracts - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Derivative assets
Gross Amount Recognized in Balance Sheet	$ 61	$ 55
Counterparty Netting of Energy Contracts	(26)	(29)
Posted/Received	12	15
Net Amount	47	41
Derivative liabilities
Gross Amount Recognized in Balance Sheet	(158)	(151)
Counterparty Netting of Energy Contracts	26	29
Cash Collateral Posted/(Received)	0	0
Net Amount	$ (132)	$ (122)